Parts and Supplies Inventory (Tables)	6 Months Ended
Jun. 30, 2024
Inventory Disclosure [Abstract]
Schedule of Inventory
Parts and supplies inventory consists primarily of aircraft parts and materials and supplies. Parts and supplies inventory, net of reserve, consisted of the following:

(In thousands)	December 31, 2023	December 31, 2022
Aircraft parts	$4,824	$3,350
Materials and supplies	318	2,522
	$5,142	$5,872
Parts and supplies inventory, net of reserve of $142 and $0 as of June 30, 2024 and December 31, 2023, respectively, consisted of the following:

	June 30, 2024	December 31, 2023
Aircraft parts	$5,537	$4,824
Materials and supplies	655	318
Less: inventory reserve	(142)	—
	$6,050	$5,142